Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
May 31, 2022
ZCI-NPRT3-0722
1.9887607.104
Nonconvertible Bonds - 65.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp. 0.373% 3/3/23 (b)	1,000,000	983,720
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.500% 0.9617% 3/22/24 (c)(d)	902,000	898,528
		1,882,248
Entertainment - 0.4%
The Walt Disney Co. 3% 9/15/22	1,100,000	1,103,629
Media - 0.4%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.780% 2.2092% 3/15/24 (b)(c)(d)	475,000	478,444
TWDC Enterprises 18 Corp. 2.35% 12/1/22	500,000	501,194
		979,638
TOTAL COMMUNICATION SERVICES		3,965,515
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 4.0%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 1.6549% 2/22/23 (c)(d)	339,000	338,423
0.4% 10/21/22	231,000	229,804
2.2% 6/27/22	1,000,000	1,000,412
BMV Finance NV 2.25% 8/12/22 (b)	1,050,000	1,051,386
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.530% 1.026% 4/1/24 (b)(c)(d)	624,000	622,389
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.840% 1.336% 4/1/25 (b)(c)(d)	1,000,000	1,000,579
3.8% 4/6/23 (b)	1,000,000	1,008,991
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.300% 1.8177% 4/7/25 (c)(d)	775,000	762,096
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 1.1591% 3/8/24 (c)(d)	432,000	424,503
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.9851% 11/17/23 (c)(d)	400,000	396,002
Volkswagen Group of America Finance LLC:
0% 6/7/24 (b)(c)	1,000,000	1,000,000
0.75% 11/23/22 (b)	1,100,000	1,091,648
2.7% 9/26/22 (b)	1,500,000	1,500,850
		10,427,083
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.000% 1.2054% 2/14/24 (c)(d)	621,000	621,174
TOTAL CONSUMER DISCRETIONARY		11,048,257
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.0%
7-Eleven, Inc. 0.625% 2/10/23 (b)	72,000	70,999
Tobacco - 0.6%
BAT Capital Corp. 2.764% 8/15/22	1,500,000	1,501,553
TOTAL CONSUMER STAPLES		1,572,552
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 2.2986% 5/11/23 (c)(d)	400,000	402,130
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.630% 1.4154% 2/16/24 (c)(d)	616,000	613,329
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 1.1851% 2/17/23 (c)(d)	257,000	256,445
2.9% 7/15/22	1,300,000	1,300,664
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 1.7413% 8/16/22 (c)(d)	350,000	350,086
Kinder Morgan Energy Partners LP 3.95% 9/1/22	500,000	500,000
TransCanada PipeLines Ltd. 2.5% 8/1/22	500,000	500,080
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.6214% 1/13/23 (c)(d)	61,000	60,451
		3,983,185
FINANCIALS - 42.1%
Banks - 24.3%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.660% 1.4275% 2/4/25 (c)(d)	1,000,000	992,147
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 1.3826% 10/24/24 (c)(d)	500,000	497,984
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.100% 1.7738% 4/25/25 (c)(d)	1,300,000	1,303,237
0.523% 6/14/24 (c)	600,000	582,786
2.816% 7/21/23 (c)	196,000	196,019
3.004% 12/20/23 (c)	1,000,000	999,744
3.3% 1/11/23	200,000	201,370
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.260% 0.6942% 9/15/23 (c)(d)	650,000	645,891
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.270% 0.8188% 4/14/23 (c)(d)	1,100,000	1,096,363
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.440% 0.9992% 4/15/24 (c)(d)	1,300,000	1,292,759
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.550% 0.9792% 9/15/23 (c)(d)	1,000,000	995,770
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.6892% 9/15/23 (c)(d)	850,000	843,807
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 1.0475% 7/31/24 (c)(d)	700,000	693,080
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.730% 1.7927% 7/20/22 (b)(c)(d)	250,000	250,024
2.125% 11/21/22 (b)	1,500,000	1,499,603
BNP Paribas SA 3.5% 3/1/23 (b)	1,400,000	1,406,915
BPCE SA:
3 month U.S. LIBOR + 1.240% 2.0429% 9/12/23 (b)(c)(d)	1,550,000	1,561,569
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 1.1388% 1/14/25 (b)(c)(d)	506,000	499,143
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.8014% 6/22/23 (c)(d)	1,432,000	1,427,717
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.800% 1.2679% 3/17/23 (c)(d)	650,000	650,806
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.940% 1.5587% 4/7/25 (c)(d)	1,000,000	998,563
2.606% 7/22/23 (c)	800,000	799,918
Capital One NA 3 month U.S. LIBOR + 0.820% 2.1907% 8/8/22 (c)(d)	300,000	300,009
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 1.953% 9/1/23 (c)(d)	250,000	250,309
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.370% 2.1528% 5/24/25 (c)(d)	1,000,000	999,930
2.7% 10/27/22	753,000	754,924
2.876% 7/24/23 (c)	800,000	800,202
Credit Agricole SA 3.75% 4/24/23 (b)	1,000,000	1,005,819
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	1,350,000	1,355,655
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.830% 1.3988% 3/28/25 (b)(c)(d)	1,000,000	999,400
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 1.2101% 5/21/24 (b)(c)(d)	610,000	604,960
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 1.3623% 11/22/24 (c)(d)	700,000	690,633
3.95% 5/18/24 (c)	400,000	401,445
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.190% 1.9717% 5/16/25 (c)(d)	1,000,000	1,001,090
Intesa Sanpaolo SpA 3.125% 7/14/22 (b)	1,750,000	1,751,873
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 2.414% 10/24/23 (c)(d)	400,000	400,880
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 1.0238% 3/16/24 (c)(d)	700,000	696,988
0.697% 3/16/24 (c)	700,000	687,101
3.559% 4/23/24 (c)	700,000	702,383
3.797% 7/23/24 (c)	300,000	301,711
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 1.1% 6/14/24 (c)(d)	1,330,000	1,315,409
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 1.12% 1/3/24 (c)(d)	650,000	645,763
Lloyds Banking Group PLC:
1.326% 6/15/23 (c)	325,000	324,979
2.907% 11/7/23 (c)	600,000	599,374
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 1.8937% 7/26/23 (c)(d)	1,590,000	1,592,419
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 1.2443% 3/2/23 (c)(d)	500,000	501,319
3 month U.S. LIBOR + 0.860% 2.0737% 7/26/23 (c)(d)	1,050,000	1,054,168
2.623% 7/18/22	1,450,000	1,451,736
2.665% 7/25/22	500,000	500,858
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 1.8843% 7/16/23 (c)(d)	500,000	500,112
3 month U.S. LIBOR + 0.850% 1.6529% 9/13/23 (c)(d)	800,000	800,809
3 month U.S. LIBOR + 0.880% 1.625% 9/11/22 (c)(d)	200,000	200,372
2.721% 7/16/23 (c)	1,050,000	1,050,184
3.549% 3/5/23	500,000	502,941
Morgan Stanley Domestic Hold 2.95% 8/24/22	2,301,000	2,304,236
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.7453% 8/12/24 (b)(c)(d)	640,000	634,123
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.450% 1.9117% 3/22/25 (b)(c)(d)	656,000	657,789
3.625% 9/29/22 (b)	2,050,000	2,059,493
Rabobank Nederland 3.95% 11/9/22	750,000	755,414
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.340% 0.8577% 10/7/24 (c)(d)	640,000	634,616
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.450% 1.0666% 10/26/23 (c)(d)	1,600,000	1,597,515
Sumitomo Mitsui Banking Corp. 3.2% 7/18/22	800,000	801,388
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.780% 1.7907% 7/12/22 (c)(d)	500,000	500,131
3 month U.S. LIBOR + 0.860% 1.9043% 7/19/23 (c)(d)	1,150,000	1,154,034
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.910% 1.4858% 4/4/25 (b)(c)(d)	645,000	645,000
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 1.053% 12/1/22 (c)(d)	250,000	250,462
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.5858% 6/2/23 (c)(d)	750,000	747,360
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.7463% 3/4/24 (c)(d)	1,340,000	1,331,861
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.9268% 9/28/23 (c)(d)	650,000	648,111
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 1.1255% 1/27/23 (c)(d)	1,200,000	1,200,000
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.910% 1.3257% 3/8/24 (c)(d)	906,000	908,208
0.25% 1/6/23	600,000	593,181
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.7542% 1/17/24 (c)(d)	850,000	842,434
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 1.1414% 3/9/23 (c)(d)	523,000	523,938
		62,970,264
Capital Markets - 8.4%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.500% 0.9542% 3/18/24 (c)(d)	500,000	498,703
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.380% 1.1644% 8/9/23 (c)(d)	600,000	597,627
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.390% 1.0693% 2/2/24 (c)(d)	1,000,000	992,661
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.260% 2.0409% 2/21/25 (c)(d)	800,000	800,642
Credit Suisse Group AG 3.8% 6/9/23	500,000	502,108
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 1.2844% 11/8/23 (c)(d)	1,150,000	1,142,726
3.3% 11/16/22	672,000	672,620
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 2.2549% 2/23/23 (c)(d)	1,297,000	1,294,741
3 month U.S. LIBOR + 1.000% 2.184% 7/24/23 (c)(d)	150,000	149,777
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.0236% 12/6/23 (c)(d)	600,000	595,506
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 1.3077% 1/24/25 (c)(d)	1,000,000	988,184
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.390% 1.8192% 3/15/24 (c)(d)	1,500,000	1,509,061
0.627% 11/17/23 (c)	900,000	889,493
2.905% 7/24/23 (c)	500,000	500,070
2.908% 6/5/23 (c)	850,000	850,073
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.2776% 1/24/25 (c)(d)	1,000,000	987,751
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.160% 1.7729% 4/17/25 (c)(d)	1,000,000	1,000,310
0.529% 1/25/24 (c)	337,000	331,301
0.56% 11/10/23 (c)	410,000	405,751
3.737% 4/24/24 (c)	400,000	401,722
4.875% 11/1/22	500,000	505,759
NASDAQ, Inc. 0.445% 12/21/22	1,000,000	987,222
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 1.1% 6/1/23 (b)(c)(d)	1,250,000	1,246,906
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.360% 1.1444% 2/9/24 (b)(c)(d)	1,300,000	1,294,296
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 1.2344% 8/9/24 (b)(c)(d)	1,000,000	993,919
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 1.1206% 1/13/25 (b)(c)(d)	750,000	741,513
UBS Group AG 3 month U.S. LIBOR + 0.950% 2.3613% 8/15/23 (b)(c)(d)	800,000	800,947
		21,681,389
Consumer Finance - 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 1.1599% 9/29/23 (c)(d)	651,000	642,222
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.230% 0.9218% 11/3/23 (c)(d)	650,000	644,882
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.720% 1.4118% 5/3/24 (c)(d)	1,367,000	1,366,763
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.350% 2.1354% 5/9/25 (c)(d)	1,000,000	1,000,570
1.343% 12/6/24 (c)	600,000	579,068
3.2% 1/30/23	1,500,000	1,508,184
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 1.08% 6/13/22 (c)(d)	550,000	549,982
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.8339% 4/6/23 (c)(d)	900,000	898,601
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 1.13% 6/13/23 (c)(d)	1,000,000	998,443
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.1413% 3/22/24 (c)(d)	1,000,000	999,920
0.45% 7/22/22	342,000	341,447
		9,530,082
Diversified Financial Services - 0.9%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.700% 1.4801% 5/24/24 (b)(c)(d)	1,300,000	1,262,160
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.710% 1.2327% 1/7/25 (b)(c)(d)	1,150,000	1,112,729
		2,374,889
Insurance - 4.8%
ACE INA Holdings, Inc. 2.875% 11/3/22	300,000	300,898
Aon Corp. 2.2% 11/15/22	1,300,000	1,299,020
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.9033% 4/6/23 (b)(c)(d)	700,000	698,743
Marsh & McLennan Companies, Inc. 3.3% 3/14/23	122,000	122,605
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 1.1138% 1/13/23 (b)(c)(d)	1,142,000	1,142,422
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 1.1042% 1/17/23 (b)(c)(d)	2,000,000	2,000,656
0.55% 7/13/22 (b)	450,000	449,334
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 1.2689% 1/10/23 (b)(c)(d)	279,000	278,919
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.8993% 2/2/23 (b)(c)(d)	650,000	648,427
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.310% 0.9266% 4/26/24 (b)(c)(d)	550,000	546,457
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.9194% 4/12/24 (b)(c)(d)	700,000	696,085
Principal Financial Group, Inc. 3.3% 9/15/22	1,000,000	1,003,305
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.98% 4/12/24 (b)(c)(d)	438,000	435,318
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 1.0988% 3/31/23 (b)(c)(d)	768,000	768,004
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.980% 1.4478% 3/28/25 (b)(c)(d)	1,000,000	1,003,733
0.502% 4/12/23 (b)	1,000,000	980,944
		12,374,870
TOTAL FINANCIALS		108,931,494
HEALTH CARE - 3.8%
Biotechnology - 1.0%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 2.1549% 11/21/22 (c)(d)	350,000	350,218
2.3% 11/21/22	400,000	399,778
2.9% 11/6/22	1,250,000	1,252,496
3.25% 10/1/22	700,000	700,700
		2,703,192
Health Care Providers & Services - 1.2%
Anthem, Inc.:
2.95% 12/1/22	1,000,000	1,002,133
3.3% 1/15/23	1,000,000	1,005,719
CVS Health Corp. 2.75% 12/1/22	1,000,000	1,001,886
		3,009,738
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.530% 1.0842% 10/18/24 (c)(d)	1,124,000	1,114,239
Pharmaceuticals - 1.2%
AstraZeneca PLC 2.375% 6/12/22	500,000	500,073
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.890% 1.4352% 3/24/24 (b)(c)(d)	551,000	551,226
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.781% 9/11/23 (b)(c)(d)	1,300,000	1,300,469
Viatris, Inc. 1.125% 6/22/22	700,000	699,831
		3,051,599
TOTAL HEALTH CARE		9,878,768
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.1%
The Boeing Co. 1.167% 2/4/23	274,000	270,307
Industrial Conglomerates - 0.9%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 1.7407% 8/8/22 (c)(d)	720,000	720,139
0.483% 8/19/22	214,000	213,506
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.8501% 3/11/24 (b)(c)(d)	500,000	499,634
0.4% 3/11/23 (b)	902,000	888,218
		2,321,497
Machinery - 2.1%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.9351% 11/17/22 (c)(d)	740,000	739,312
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 1.2318% 11/13/23 (c)(d)	1,200,000	1,200,120
0.25% 3/1/23	500,000	492,177
1.9% 9/6/22	200,000	200,029
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.9869% 6/14/23 (b)(c)(d)	700,000	698,189
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.5177% 4/5/24 (b)(c)(d)	1,440,000	1,442,880
1.125% 12/14/23 (b)	600,000	581,757
		5,354,464
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
3 month U.S. LIBOR + 0.350% 1.176% 12/15/22 (c)(d)	750,000	749,554
2.625% 7/1/22	500,000	499,777
		1,249,331
TOTAL INDUSTRIALS		9,195,599
INFORMATION TECHNOLOGY - 1.2%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.746% 10/1/24 (c)(d)	274,000	271,829
Software - 0.8%
Oracle Corp. 2.5% 10/15/22	1,000,000	999,353
Roper Technologies, Inc. 3.125% 11/15/22	1,000,000	1,002,203
		2,001,556
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	750,000	753,160
TOTAL INFORMATION TECHNOLOGY		3,026,545
MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	46,000	45,765
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.000% 1.0595% 1/11/24 (c)(d)	1,151,000	1,143,195
UTILITIES - 6.0%
Electric Utilities - 4.9%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 1.326% 6/15/23 (b)(c)(d)	438,000	435,854
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.6657% 6/10/23 (c)(d)	341,000	339,772
Entergy Corp. 4% 7/15/22	1,000,000	1,000,088
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.250% 1.0342% 5/10/23 (c)(d)	399,000	397,305
ITC Holdings Corp. 2.7% 11/15/22	1,000,000	1,000,716
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.7768% 6/28/24 (c)(d)	650,000	642,463
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 1.7749% 2/22/23 (c)(d)	900,000	897,543
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.400% 1.0918% 11/3/23 (c)(d)	900,000	894,194
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.540% 1.32% 3/1/23 (c)(d)	997,000	995,069
0.65% 3/1/23	800,000	787,506
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 1.2156% 9/28/23 (c)(d)	145,000	144,222
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.8011% 6/24/24 (c)(d)	726,000	721,582
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.640% 1.136% 4/3/23 (c)(d)	500,000	499,747
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.830% 1.326% 4/1/24 (c)(d)	1,150,000	1,146,021
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 1.2508% 12/2/22 (c)(d)	1,400,000	1,398,724
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 1.1542% 5/10/23 (c)(d)	444,000	442,047
Virginia Electric & Power Co. 3.45% 9/1/22	1,000,000	1,000,927
		12,743,780
Gas Utilities - 0.6%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 1.0229% 3/9/23 (c)(d)	1,000,000	999,374
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 1.355% 3/11/23 (c)(d)	324,000	323,269
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 1.1529% 9/14/23 (c)(d)	72,000	71,637
		1,394,280
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.650% 1.4351% 5/13/24 (c)(d)	585,000	577,478
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 1.356% 9/15/23 (c)(d)	186,000	186,001
2.75% 9/15/22	500,000	500,213
		1,263,692
TOTAL UTILITIES		15,401,752
TOTAL NONCONVERTIBLE BONDS (Cost $169,047,130)		168,192,627

U.S. Government and Government Agency Obligations - 5.3%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.1%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.96% 7/8/22 (c)(d)	400,000	400,076
U.S. Treasury Obligations - 5.2%
U.S. Treasury Notes:
0.125% 6/30/22	2,539,000	2,537,434
0.125% 12/31/22	4,500,000	4,459,390
0.25% 6/15/23	4,400,000	4,313,031
0.375% 10/31/23	2,185,000	2,126,620
TOTAL U.S. TREASURY OBLIGATIONS		13,436,475
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,019,983)		13,836,551

Bank Notes - 1.0%
	Principal Amount (a)	Value ($)
Capital One NA 2.15% 9/6/22	1,373,000	1,373,263
Huntington National Bank 2.5% 8/7/22	1,100,000	1,100,737
TOTAL BANK NOTES (Cost $2,479,737)		2,474,000

Certificates of Deposit - 7.1%
	Principal Amount (a)	Value ($)
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 1.08% 2/2/23 (c)(d)	1,250,000	1,248,063
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 1.4% 9/21/22 (c)(d)	1,200,000	1,200,884
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.170% 0.95% 8/19/22 (c)(d)	1,200,000	1,199,740
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 3/3/23 (c)(d)	1,200,000	1,198,151
Credit Suisse AG yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.320% 1.1028% 3/20/23 (c)(d)	1,200,000	1,198,106
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.700% 1.4801% 3/23/23 (c)(d)	1,200,000	1,201,791
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 2/13/23 (c)(d)	1,200,000	1,198,152
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 1.36% 9/22/22 (c)(d)	1,200,000	1,201,629
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.94% 7/25/22 (c)(d)	1,200,000	1,199,744
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 2/10/23 (c)(d)	1,200,000	1,197,843
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.96% 8/4/22 (c)(d)	1,200,000	1,199,736
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 1.06% 2/10/23 (c)(d)	1,200,000	1,197,843
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.600% 1.38% 5/3/23 (c)(d)	1,400,000	1,400,052
Sumitomo Mitsui Trust Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.160% 0.94% 8/1/22 (c)(d)	1,200,000	1,199,709
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.190% 0.97% 8/19/22 (c)(d)	1,200,000	1,199,688
TOTAL CERTIFICATES OF DEPOSIT (Cost $18,250,000)		18,241,131

Commercial Paper - 8.7%
	Principal Amount (a)	Value ($)
AT&T, Inc. 0.53% 6/14/22	1,200,000	1,199,489
Bank of Montreal yankee 0.95% 8/9/22 (c)(d)	1,200,000	1,199,690
Bank of Nova Scotia yankee 0.34% 6/15/22	1,200,000	1,199,580
BofA Securities, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 1.32% 9/19/22 (c)(d)	1,200,000	1,200,635
Enel Finance America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.800% 1.58% 10/27/22 (c)(d)	1,300,000	1,299,946
yankee:
0.37% 7/11/22	800,000	798,769
0.4% 9/22/22	900,000	893,519
0.63% 7/14/22	1,000,000	998,332
0.4% 8/11/22	700,000	697,410
General Motors Financial Co., Inc. 1.5% 6/15/22	300,000	299,836
HSBC U.S.A., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 1.13% 2/1/23 (c)(d)	1,250,000	1,247,536
0.33% 9/13/22	800,000	796,080
0.33% 10/4/22	900,000	894,314
National Bank of Canada yankee 0.95% 8/30/22 (c)(d)	1,200,000	1,199,573
NatWest Markets PLC yankee:
0.3% 6/21/22	800,000	799,463
0.6% 7/26/22	1,000,000	997,844
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.96% 8/22/22 (c)(d)	1,000,000	999,705
Societe Generale yankee 0.98% 8/31/22 (c)(d)	1,200,000	1,199,960
Thermo Fisher Scientific, Inc. 0.51% 6/1/22	1,000,000	999,973
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.170% 0.95% 8/9/22 (c)(d)	1,000,000	999,742
UBS AG London Branch yankee:
0.35% 6/15/22	1,200,000	1,199,554
0.45% 9/7/22	1,500,000	1,493,297
TOTAL COMMERCIAL PAPER (Cost $22,641,799)		22,614,247

Money Market Funds - 11.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e) (Cost $30,538,198)	30,532,092	30,538,198

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $256,976,847)	255,896,754
NET OTHER ASSETS (LIABILITIES) - 1.1%	2,905,420
NET ASSETS - 100.0%	258,802,174

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,930,221 or 17.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	23,844,108	120,236,702	113,542,612	42,371	-	-	30,538,198	0.1%
Total	23,844,108	120,236,702	113,542,612	42,371	-	-	30,538,198

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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